SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Unearned revenue	$ 1,459,000	$ 2,612,000
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	40 years
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Hainan kylin cloud services technology co., ltd [member] | Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Hainan kylin cloud services technology co., ltd [member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	49.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Hangzhou kylin cloud services technology co. Ltd [member] | Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Anhui kylin cloud services technology co.Ltd [member] | Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Wenzhou kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Wenzhou kylin cloud services technology co ltd [member] | Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Hubei kylin cloud services technology co ltd [member] | Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%
Jiangxi kylin cloud services technology co ltd [member] | Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%